Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	001-39649
Entity Registrant Name	GATOS SILVER, INC.
Entity Central Index Key	0001517006
Entity Tax Identification Number	27-2654848
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	925 W Georgia Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2L3
City Area Code	604
Local Phone Number	424-0984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true